Stockholders' equity (Details) € / shares in Units, € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022 EUR (€) shares	May 30, 2022 shares	Dec. 31, 2022 EUR (€) vote_per_share € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Mar. 01, 2022 shares
Class of Stock [Line Items]
Common stock, conversion (in shares)			1
Share conversion ratio						1
Treasury stock acquired (in shares)		0
Foreign exchange gain | €			€ (228)	€ 1,554	€ (795)
Rolf Schrömgens | Trivago N.V.
Class of Stock [Line Items]
Ownership interest, noncontrolling owners, percentage			8.30%
Voting interest, noncontrolling owners, percentage			11.50%
Messrs. Schrömgens, Vinnemeier and Siewert | Trivago N.V.
Class of Stock [Line Items]
Ownership interest, noncontrolling owners, percentage				14.80%
Voting interest, noncontrolling owners, percentage				19.50%
Class A common stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			104,305,225	96,704,815
Class common stock, par value (in EUR per share) | € / shares			€ 0.06
Votes per share | vote_per_share			1
Treasury stock acquired (in shares)			205,457
Class A common stock | Peter Vinnemeier
Class of Stock [Line Items]
Treasury stock acquired (in shares)	20,000,000
Treasury stock acquired, including foreign exchange gain, amount | €	€ 19,900
Foreign exchange gain | €	€ 600
Class B common stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			237,476,895	261,962,688
Class common stock, par value (in EUR per share) | € / shares			€ 0.60
Votes per share | vote_per_share			10
Shares converted (in shares)			24,485,793	36,225,279	3,500,000
American Depositary Shares
Class of Stock [Line Items]
Shares authorized to be repurchased (in shares)						10,000,000